Average Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2015 Fund	Sep. 29, 2023
Fidelity Simplicity RMD 2015 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(14.53%)
Past 5 years	2.17%
Past 10 years	5.20%
Fidelity Simplicity RMD 2015 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.94%)
Past 5 years	0.82%
Past 10 years	3.81%
Fidelity Simplicity RMD 2015 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.16%)
Past 5 years	1.38%
Past 10 years	3.81%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXZNJ
Average Annual Return:
Past 1 year	(14.35%)
Past 5 years	2.45%
Past 10 years	5.39%